Schedule I - Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements of Operations and Comprehensive Loss
Interest income on notes receivable from parent									$ 23	$ 19	$ 15
Interest expense	$ 204	$ 207	$ 203	$ 202	$ 201	$ 215	$ 214	$ 226	816	856	715
Net interest income									2,371	2,240	1,195
Investment									73	86	50
Other revenues	139	149	117	135	138	151	158	307	540	754	275
Other expenses	382	401	386	400	409	396	416	447	1,569	1,668	955
Income tax expense (benefit)	161	44	20	18	0	16	20	91	243	127	(122)
Net income (loss)	$ 16	$ 61	$ 47	$ 28	$ 38	$ 30	$ 29	$ 173	152	270	(74)
Comprehensive income (loss)									164	297	(110)
SPRINGLEAF FINANCE CORPORATION
Condensed Statements of Operations and Comprehensive Loss
Interest income on notes receivable from parent									131	104	56
Interest expense									430	459	502
Net interest income									(299)	(355)	(446)
Investment									2	1	13
Other revenues									(26)	(14)	0
Other revenues									6	4	0
Total other revenues									(18)	(9)	13
Other expenses									41	9	1
Income (loss) before income tax expense (benefit)									(358)	(373)	(434)
Income tax expense (benefit)									(118)	(138)	(160)
Equity in undistributed net income (loss) from subsidiaries									392	477	73
Net income (loss)									152	242	(201)
Other comprehensive income (loss), net of tax									12	27	(36)
Comprehensive income (loss)									$ 164	$ 269	$ (237)